UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein High Income Fund

Portfolio of Investments

July 31, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATE BONDS - 58.6%
Belgium - 0.1%
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	US$	1,283	$898,100

Bermuda - 0.2%
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		1,972	2,045,950

Brazil - 0.6%
Banco BMG SA
9.15%, 1/15/16 (a)(b)		1,300	1,303,250
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(b)		1,094	1,089,411
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(b)		741	766,009
Vale Overseas Ltd.
6.875%, 11/21/36 (a)		1,995	1,906,192

			5,064,862

Canada - 2.7%
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)(b)		900	846,000
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)		1,415	1,344,250
8.00%, 11/15/14 (a)(b)		1,060	1,081,200
Canadian Pacific Railway Co.
5.75%, 5/15/13 (a)		1,975	1,959,949
Cascades, Inc.
7.25%, 2/15/13 (a)		1,200	1,020,000
Celestica, Inc.
7.875%, 7/01/11 (a)		1,200	1,206,000
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17 (a)		1,000	925,000
Inco Ltd.
5.70%, 10/15/15 (a)		3,995	3,817,414
Nortel Networks Corp.
6.875%, 9/01/23 (a)		1,000	707,500
Nortel Networks Ltd.
10.125%, 7/15/13 (a)		537	524,246
Novelis, Inc.
7.25%, 2/15/15 (a)		795	735,375

OPTI Canada, Inc.
8.25%, 12/15/14 (a)		800	806,000
Quebecor Media, Inc.
7.75%, 3/15/16 (a)		1,802	1,662,345
Shaw Communications, Inc.
7.20%, 12/15/11 (a)		655	659,913
7.25%, 4/06/11 (a)		1,235	1,244,262
Teck Cominco Ltd.
6.125%, 10/01/35 (a)		5,000	4,229,095
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(c)		2,500	2,112,633

			24,881,182

Cayman Islands - 0.1%
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)		463	449,110

El Salvador - 0.1%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)(b)		1,200	1,093,107

France - 0.2%
CIE Generale De Geophysique
7.50%, 5/15/15 (a)		374	370,260
7.75%, 5/15/17 (a)		69	68,483
Lafarge SA
7.125%, 7/15/36 (a)		1,500	1,307,109
Thomson
5.75%, 9/25/15 (a)(c)	EUR	925	476,142

			2,221,994

Germany - 0.1%
Grohe Holding Gmbh
8.625%, 10/01/14 (a)(b)		750	900,810

Hong Kong - 0.5%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)(b)	US$	1,523	1,530,615
Noble Group Ltd.
6.625%, 3/17/15 (a)(b)		1,768	1,532,319
8.50%, 5/30/13 (a)(b)		1,103	1,091,970

			4,154,904

India - 0.4%
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)		3,549	3,549,000

Ireland - 0.1%
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)		1,058	1,013,035

Italy - 0.1%
Lottomatica SpA
8.25%, 3/31/66 (a)(b)(c)	EUR	675	900,225

Jamaica - 0.2%
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	US$	1,741	1,775,820

Japan - 1.6%
Aiful Corp.
6.00%, 12/12/11 (a)(b)		551	479,623
Mizuho Financial Group Cayman Ltd.
8.375%, 4/27/09 (a)		5,100	5,123,358
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(c)		2,400	2,057,448
ORIX Corp.
5.48%, 11/22/11 (a)		3,000	2,901,558
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(c)		5,000	4,352,755

			14,914,742

Kazakhstan - 0.6%
ALB Finance BV
9.25%, 9/25/13 (a)(b)		1,136	863,360
ATF Bank
9.00%, 5/11/16 (a)(b)		2,564	2,487,516
CenterCredit International BV
8.625%, 1/30/14 (a)(b)		1,134	1,014,930
Kazkommerts International BV
8.50%, 4/16/13 (a)(b)		1,150	971,750

			5,337,556

Luxembourg - 0.3%
Sensata Technologies BV
8.00%, 5/01/14 (a)		700	595,000
Vip Finance
8.375%, 4/30/13 (a)(b)		2,545	2,491,491

			3,086,491

Netherlands - 0.3%
Basell AF SCA
8.375%, 8/15/15 (a)(b)		1,924	1,183,260
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (a)(d)		700	477,750
NXP BV / NXP Funding LLC
5.541%, 10/15/13 (a)(e)		620	486,700
9.50%, 10/15/15 (a)		715	495,137

			2,642,847

Peru - 0.1%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(b)		910	1,017,390

Russia - 4.1%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)(c)		900	870,264

Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(b)		1,570	1,554,143
Evraz Group SA
8.25%, 11/10/15 (a)(b)		2,534	2,369,290
8.875%, 4/24/13 (a)(b)		843	819,817
Gallery Capital SA
10.125%, 5/15/13 (a)(b)		960	782,410
Gaz Capital SA
6.212%, 11/22/16 (a)(b)		7,124	6,564,803
6.51%, 3/07/22 (a)(b)		9,473	8,313,046
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)		1,155	1,153,614
Red Arrow Intl Leasing PLC
8.375%, 6/30/12 (a)	RUB	43,444	1,835,222
RS Finance (RSB)
7.50%, 10/07/10 (a)(b)	US$	2,587	2,380,040
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(b)		4,528	4,533,660
TNK-BP Finance SA
7.50%, 7/18/16 (a)(b)		2,308	2,095,830
TransCapitalInvest Ltd. for OJSC AK Transneft
7.70%, 8/07/13 (a)(b)		1,515	1,515,000
VTB Capital SA
6.609%, 10/31/12 (a)(b)		2,055	1,988,212
6.875%, 5/29/18 (a)(b)		1,333	1,276,347

			38,051,698

Singapore - 0.2%
Avago Technologies Finance
10.125%, 12/01/13 (a)		963	1,015,965
Flextronics International Ltd.
6.50%, 5/15/13 (a)		1,124	1,067,800

			2,083,765

South Africa - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	456	490,789

Switzerland - 0.3%
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)(b)(c)	US$	3,000	2,741,676

United Kingdom - 0.5%
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)(b)		2,000	1,832,358
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)		450	432,335
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)		2,105	1,410,350

Inmarsat Finance PLC
10.375%, 11/15/12 (a)(d)	1,165	1,170,825

		4,845,868

United States - 45.1%
ACCO Brands Corp.
7.625%, 8/15/15 (a)	250	217,500
The AES Corp.
7.75%, 3/01/14 (a)	2,196	2,179,530
8.00%, 10/15/17 (a)	360	354,600
AFC Capital Trust Inc.
Series B
8.207%, 2/03/27 (a)	5,000	4,124,480
Affinia Group, Inc.
9.00%, 11/30/14 (a)	1,125	905,625
AK Steel Corp.
7.75%, 6/15/12 (a)	1,050	1,076,250
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)	1,313	907,611
Allbritton Communications Co.
7.75%, 12/15/12 (a)	1,230	1,131,600
Allegheny Energy Supply
7.80%, 3/15/11 (a)	723	746,498
8.25%, 4/15/12 (a)(b)	925	971,250
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	962	949,975
Series B
7.125%, 5/15/16 (a)	362	351,140
7.375%, 4/15/14 (a)	1,090	1,087,275
Alltel Corp.
7.875%, 7/01/32 (a)	1,530	1,575,900
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)	1,500	1,518,750
American Media Operations, Inc.
8.875%, 1/15/11 (a)	1,000	785,000
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	1,910	1,809,725
AMR Corp.
9.00%, 8/01/12 (a)	906	534,540
Aquila, Inc.
11.875%, 7/01/12 (a)	1,000	1,160,000
Aramark Corp.
8.50%, 2/01/15 (a)	1,592	1,586,030
ArcelorMittal
6.50%, 4/15/14 (a)	1,565	1,574,969
Arch Western Finance LLC
6.75%, 7/01/13 (a)	643	641,392

Asbury Automotive Group, Inc.
8.00%, 3/15/14 (a)	1,125	922,500
Associated Materials, Inc.
11.25%, 3/01/14 (a)(d)	1,526	934,675
Avis Budget Car Rental
7.75%, 5/15/16 (a)	1,838	1,268,220
Bausch & Lomb, Inc.
9.875%, 11/01/15 (a)(b)	825	845,625
Bear Stearns Co., Inc.
5.35%, 2/01/12 (a)	2,000	1,969,810
5.55%, 1/22/17 (a)	482	444,068
Beazer Homes USA, Inc.
6.875%, 7/15/15 (a)	1,000	685,000
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	877	701,600
10.25%, 3/01/16 (a)	672	436,800
Biomet, Inc.
11.625%, 10/15/17 (a)	1,400	1,478,750
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (a)	1,600	848,000
Boston Scientific Corp.
6.00%, 6/15/11 (a)	3,000	2,962,500
Bowater Canada Finance Corp.
7.95%, 11/15/11 (a)	1,535	997,750
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	1,200	996,000
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	599	410,315
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	1,026	757,957
CA, Inc.
4.75%, 12/01/09 (a)	551	544,812
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	1,000	957,500
Capital One Financial Corp.
5.50%, 6/01/15 (a)	3,700	3,234,792
Caraustar Industries, Inc.
7.375%, 6/01/09 (a)	750	620,625
Case Corp.
7.25%, 1/15/16 (a)	997	962,105
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,324	1,280,970
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (a)	645	569,213

CCH I Holdings LLC
11.75%, 5/15/14 (a)(f)	4,338	2,494,350
CCH I LLC
11.00%, 10/01/15 (a)	570	431,775
Centennial Communications Corp.
10.00%, 1/01/13 (a)	1,450	1,508,000
Chaparral Energy, Inc.
8.875%, 2/01/17 (a)	1,000	862,500
Chesapeake Energy Corp.
6.50%, 8/15/17 (a)	575	537,625
7.50%, 9/15/13 (a)	404	408,040
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)(b)	500	410,000
Cincinnati Bell, Inc.
8.375%, 1/15/14 (a)	1,450	1,381,125
CIT Group Funding Co. of Canada
5.20%, 6/01/15 (a)	3,600	2,535,700
CIT Group, Inc.
Series MTN
5.125%, 9/30/14 (a)	4,200	3,048,024
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	1,205	656,725
5.75%, 1/15/13 (a)	3,288	2,022,120
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	2,500	2,977,065
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	1,500	1,511,250
Complete Production Services, Inc.
8.00%, 12/15/16 (a)	1,000	992,500
Continental Airlines, Inc.
8.75%, 12/01/11 (a)	703	490,343
Series RJO3
7.875%, 7/02/18 (a)	199	135,234
Cooper-Standard Automotive , Inc.
7.00%, 12/15/12 (a)	1,125	928,125
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	1,242	1,158,165
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	1,005	865,721
Series MTN
5.80%, 6/07/12 (a)	696	653,041
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	76	70,681
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)	1,660	1,609,033
5.95%, 3/15/17 (a)	1,415	1,237,593

Cricket Communications, Inc.
9.375%, 11/01/14 (a)	1,707	1,672,860
Crown Americas
7.625%, 11/15/13 (a)	1,042	1,057,630
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	457	422,154
CSC Holdings, Inc.
6.75%, 4/15/12 (a)	1,482	1,411,605
7.875%, 2/15/18 (a)	212	197,425
DaVita, Inc.
7.25%, 3/15/15 (a)	815	801,756
Dean Foods Co.
7.00%, 6/01/16 (a)	1,000	905,000
Del Monte Corp.
6.75%, 2/15/15 (a)	750	701,250
Dex Media , Inc.
9.00%, 11/15/13 (a)(d)	1,250	750,000
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)	326	312,960
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	5,155	4,858,588
Dole Food Co., Inc.
8.875%, 3/15/11 (a)	900	820,125
Dollar General Corp.
10.625%, 7/15/15 (a)	1,070	1,078,025
Dominion Resources, Inc.
7.50%, 6/30/66 (a)(c)(f)	4,100	3,686,244
Domtar Corp.
5.375%, 12/01/13 (a)	500	430,000
DR Horton, Inc.
6.00%, 4/15/11 (a)	1,756	1,571,620
Dresdner Funding Trust I
8.151%, 6/30/31 (a)(b)	2,000	1,630,732
Duane Reade, Inc.
9.75%, 8/01/11 (a)	1,200	1,056,000
Duke Capital LLC
8.00%, 10/01/19 (a)	2,000	2,078,952
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	3,141	3,117,443
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16 (a)	1,129	1,105,009
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	375	316,875

Echostar DBS Corp.
6.375%, 10/01/11 (a)	479	464,031
6.625%, 10/01/14 (a)	1,299	1,191,832
7.00%, 10/01/13 (a)	4,300	4,085,000
7.125%, 2/01/16 (a)	184	169,740
Edison Mission Energy
7.00%, 5/15/17 (a)	3,648	3,447,360
7.50%, 6/15/13 (a)	1,062	1,067,310
7.75%, 6/15/16 (a)	447	448,117
Education Management LLC
10.25%, 6/01/16 (a)	950	824,125
El Paso Corp.
7.375%, 12/15/12 (a)	394	401,296
Embarq Corp.
6.738%, 6/01/13 (a)	2,500	2,406,882
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(b)	490	504,700
Energy Transfer Partners LP
5.95%, 2/01/15 (a)	1,500	1,494,348
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13 (a)	530	471,700
Enterprise Products Operating LP
8.375%, 8/01/66 (a)(c)	1,230	1,201,730
Series B
5.00%, 3/01/15 (a)	1,500	1,418,426
6.65%, 10/15/34 (a)	1,500	1,409,869
Fairpoint Communications, Inc.
13.125%, 4/01/18 (a)(b)	705	701,475
Farmers Insurance Exchange
8.625%, 5/01/24 (a)(b)	3,000	3,082,554
First Data Corp.
9.875%, 9/24/15 (a)(b)	1,341	1,186,785
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	2,000	1,981,830
Ford Motor Co.
7.45%, 7/16/31 (a)	2,265	1,177,800
Ford Motor Credit Co.
5.538%, 1/13/12 (a)(e)	640	464,008
7.00%, 10/01/13 (a)	974	697,762
8.00%, 12/15/16 (a)	1,400	989,409
Forest Oil Corp.
7.25%, 6/15/19 (a)	540	507,600
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,466	1,535,635
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	1,480	1,254,300
10.125%, 12/15/16 (a)	1,429	1,121,765

Frontier Communications Corp.
6.25%, 1/15/13 (a)	1,222	1,160,900
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,000	930,000
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)	962	551,039
6.875%, 9/15/11 (a)	1,722	1,137,040
8.00%, 11/01/31 (a)	659	369,265
General Motors Corp.
8.25%, 7/15/23 (a)	1,993	986,535
8.375%, 7/15/33 (a)	1,503	740,227
Georgia Gulf Corp.
10.75%, 10/15/16 (a)	1,500	780,000
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)	433	402,690
7.125%, 1/15/17 (a)(b)	517	476,933
8.875%, 5/15/31 (a)	300	274,500
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)	175	177,187
9.00%, 7/01/15 (a)	502	505,765
Graphic Packaging International Corp.
9.50%, 8/15/13 (a)	1,200	1,116,000
Greektown Holdings LLC
10.75%, 12/01/13 (b)(g)	1,159	834,480
GSC Holdings Corp.
8.00%, 10/01/12 (a)	2,784	2,867,520
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	413	431,069
Harrah’s Operating Co., Inc.
5.375%, 12/15/13 (a)	5,000	2,675,000
5.625%, 6/01/15 (a)	1,935	880,425
5.75%, 10/01/17 (a)	108	47,520
6.50%, 6/01/16 (a)	1,177	529,650
HCA, Inc.
6.375%, 1/15/15 (a)	1,267	1,038,940
6.50%, 2/15/16 (a)	782	651,015
6.75%, 7/15/13 (a)	816	709,920
9.625%, 11/15/16 (a)(h)	1,007	1,037,210
Healthsouth Corp.
10.75%, 6/15/16 (a)	1,400	1,498,000
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)(b)	500	500,000
Hertz Corp.
8.875%, 1/01/14 (a)	947	868,873
10.50%, 1/01/16 (a)	1,037	902,190

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
7.176%, 11/15/14 (a)(e)		815	635,700
9.75%, 11/15/14 (a)		315	268,538
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)		1,076	987,230
Hines Nurseries, Inc.
10.25%, 10/01/11 (a)(g)		1,000	560,000
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)		481	428,090
Series Q
6.75%, 6/01/16 (a)		1,558	1,332,090
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14 (a)		950	960,688
Humana, Inc.
6.45%, 6/01/16 (a)		2,200	2,089,806
Huntsman International LLC
7.875%, 11/15/14 (a)		527	494,062
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)		1,341	1,344,353
Idearc, Inc.
8.00%, 11/15/16 (a)		2,795	1,271,725
ILFC E-Capital Trust II
6.25%, 12/21/15 (a)(b)(c)		1,500	1,229,401
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10 (a)		3,997	4,111,980
Invacare Corp.
9.75%, 2/15/15 (a)		750	750,000
iPayment, Inc.
9.75%, 5/15/14 (a)		500	418,750
Iron Mountain, Inc.
6.625%, 1/01/16 (a)		1,163	1,087,405
iStar Financial, Inc.
5.375%, 4/15/10 (a)		2,500	2,000,000
Series 1
5.875%, 3/15/16 (a)		3,700	2,479,000
JC Penney Corp., Inc.
7.40%, 4/01/37 (a)		4,100	3,536,242
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)		1,100	965,250
JPMorgan Chase
7.00%, 6/28/17 (a)(b)	RUB	14,000	443,436
Kansas Gas & Electric
5.647%, 3/29/21 (a)	US$	2,949	2,813,022
KB Home
5.875%, 1/15/15 (a)		295	241,900

Key Energy Services, Inc.
8.375%, 12/01/14 (a)(b)	750	753,750
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	986	345,100
The Kroger Co.
7.50%, 4/01/31 (a)	1,000	1,066,925
L-3 Communications Corp.
5.875%, 1/15/15 (a)	656	608,440
Lamar Media Corp.
6.625%, 8/15/15 (a)	761	684,900
Lear Corp.
Series B
5.75%, 8/01/14 (a)	1,354	1,008,730
8.50%, 12/01/13 (a)	221	183,706
8.75%, 12/01/16 (a)	1,098	867,420
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)	463	399,156
Series MTN
6.875%, 5/02/18 (a)	1,600	1,502,053
Series MTNG
4.80%, 3/13/14 (a)	1,800	1,595,504
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)	1,500	1,299,375
9.25%, 11/01/14 (a)	628	571,480
Levi Strauss & Co.
8.875%, 4/01/16 (a)	1,200	1,080,000
Liberty Media Corp.
5.70%, 5/15/13 (a)	895	805,487
7.875%, 7/15/09 (a)	233	235,296
8.25%, 2/01/30 (a)	310	274,601
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	3,104	2,303,724
Limited Brands, Inc.
5.25%, 11/01/14 (a)	3,194	2,694,660
6.90%, 7/15/17 (a)	3,710	3,244,139
LIN Television Corp.
6.50%, 5/15/13 (a)	1,100	957,000
Lucent Technologies, Inc.
6.50%, 1/15/28 (a)	1,650	1,163,250
M/I Homes, Inc.
6.875%, 4/01/12 (a)	1,500	1,305,000
MacDermid, Inc.
9.50%, 4/15/17 (a)(b)	875	800,625
Macys Retail Holdings, Inc.
6.625%, 4/01/11 (a)	1,500	1,467,672
MagnaChip Semiconductor SA
8.00%, 12/15/14 (a)	1,200	348,000

Masco Corp.
6.125%, 10/03/16 (a)	2,315	2,005,207
Merisant Co.
9.50%, 7/15/13 (a)	1,000	715,000
Meritage Homes Corp.
6.25%, 3/15/15 (a)	750	581,250
MetroPCS Wireless, Inc.
9.25%, 11/01/14 (a)	1,200	1,164,000
MGM Mirage
6.625%, 7/15/15 (a)	1,537	1,210,387
6.75%, 9/01/12 (a)	2,000	1,755,000
7.625%, 1/15/17 (a)	315	252,000
8.375%, 2/01/11 (a)	1,241	1,120,003
Michaels Stores, Inc.
10.00%, 11/01/14 (a)	1,000	802,500
11.375%, 11/01/16 (a)	500	352,500
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	1,710	1,521,900
Mobile Satellite Ventures LP
Zero Coupon, 4/01/13 (a)(b)(d)	1,000	620,000
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	1,769	1,282,525
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (a)(h)	750	656,250
11.50%, 12/01/16 (a)	750	577,500
The Mosaic Co.
7.625%, 12/01/16 (a)(b)(f)	1,433	1,504,650
Motorola, Inc.
6.50%, 9/01/25 (a)	2,035	1,579,770
7.50%, 5/15/25 (a)	325	290,692
Multiplan, Inc.
10.375%, 4/15/16 (a)(b)	500	490,000
Neenah Foundary Co.
9.50%, 1/01/17 (a)	700	525,000
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (a)(h)	700	686,000
10.375%, 10/15/15 (a)	500	490,000
New Albertsons, Inc.
7.45%, 8/01/29 (a)	1,989	1,862,159
NewMarket Corp.
7.125%, 12/15/16 (a)	700	679,000
NewPage Corp.
10.00%, 5/01/12 (a)	1,225	1,172,938
News America Holdings, Inc.
7.75%, 12/01/45 (a)	1,800	1,853,501
News America, Inc.
6.40%, 12/15/35 (a)	2,000	1,853,012

Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	3,000	2,310,000
Series E
6.875%, 10/31/13 (a)	5,000	3,925,000
North Front Pass Through Trust
5.81%, 12/15/14 (a)(b)(c)	5,000	4,577,890
NRG Energy, Inc.
7.25%, 2/01/14 (a)	245	238,875
7.375%, 2/01/16 - 1/15/17 (a)	2,355	2,276,975
Oncor Electric Delivery Co.
7.00%, 5/01/32 (a)	3,200	3,021,280
OSI Restaurant Partners, Inc.
10.00%, 6/15/15 (a)	750	461,250
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	830	815,475
Owens Corning, Inc.
6.50%, 12/01/16 (a)	355	320,442
7.00%, 12/01/36 (a)	4,450	3,527,097
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	910	919,100
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)	944	955,800
Pinnacle Entertainment, Inc.
7.50%, 6/15/15 (a)	750	558,750
Pinnacle Foods Finance LLC
10.625%, 4/01/17 (a)	750	592,500
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)	1,000	982,500
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(b)	1,300	1,105,000
Potomac Edison Co.
5.35%, 11/15/14 (a)	3,500	3,385,470
Quality Distribution LLC
9.00%, 11/15/10 (a)	1,429	785,950
Quiksilver, Inc.
6.875%, 4/15/15 (a)	1,150	902,750
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	1,542	1,468,755
Qwest Corp.
7.625%, 6/15/15 (a)	1,590	1,450,875
Rainbow National Services LLC
10.375%, 9/01/14 (a)(b)	1,158	1,226,033
Range Resources Corp.
7.50%, 5/15/16 (a)	500	488,750

RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	1,092	1,042,860
11.75%, 8/01/16 (a)	324	311,850
The Reader’s Digest Association, Inc.
9.00%, 2/15/17 (a)(b)	750	435,000
Realogy Corp.
10.50%, 4/15/14 (a)	1,232	800,800
12.375%, 4/15/15 (a)	500	237,500
Regency Energy Partners
8.375%, 12/15/13 (a)	590	601,800
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	1,041	1,004,565
7.875%, 6/15/17 (a)	1,293	1,247,745
Residential Capital LLC
9.625%, 5/15/15 (a)(b)	3,132	1,221,480
Reynolds American, Inc.
7.625%, 6/01/16 (a)	1,376	1,421,954
RH Donnelley Corp.
8.875%, 10/15/17 (a)	1,210	580,800
Series A-2
6.875%, 1/15/13 (a)	1,420	702,900
Series A-3
8.875%, 1/15/16 (a)	1,000	482,500
Rite Aid Corp.
6.875%, 8/15/13 (a)	546	330,330
9.375%, 12/15/15 (a)	50	32,500
9.50%, 6/15/17 (a)	69	44,333
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)	727	716,095
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	2,400	2,177,386
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (g)(i)(j)	623	78,055
Safeway, Inc.
7.25%, 2/01/31 (a)	2,000	2,065,416
Sally Holdings LLC
9.25%, 11/15/14 (a)	700	682,500
Sanmina Corp.
8.125%, 3/01/16 (a)	1,450	1,290,500
Sara Lee Corp.
6.125%, 11/01/32 (a)	1,600	1,444,395
Sbarro, Inc.
10.375%, 2/01/15 (a)	1,250	1,025,000
Select Medical Corp.
7.625%, 2/01/15 (a)	1,283	1,106,588
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)	771	744,015
Sequa Corp.
11.75%, 12/01/15 (a)(b)	545	474,150

Serena Software, Inc.
10.375%, 3/15/16 (a)	419	387,051
Service Corp. International
6.75%, 4/01/16 (a)	700	644,000
Simmons Co.
10.00%, 12/15/14 (a)	1,500	1,016,250
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	1,249	1,024,180
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(b)	379	342,048
Six Flags, Inc.
9.625%, 6/01/14 (a)	918	461,295
SLM Corp.
5.375%, 5/15/14 (a)	3,800	3,214,956
Series MTN
5.125%, 8/27/12 (a)	399	342,318
Series MTNA
4.50%, 7/26/10 (a)	399	367,555
5.00%, 10/01/13 (a)	4,100	3,428,293
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (a)	1,000	817,500
Source Gas LLC
5.90%, 4/01/17 (a)(b)	3,000	2,753,775
Southern Union Co.
7.60%, 2/01/24 (a)	3,200	3,085,779
Spectrum Brands, Inc.
7.375%, 2/01/15 (a)	1,594	948,430
Sprint Capital Corp.
6.875%, 11/15/28 (a)	3,000	2,377,500
Standard Pacific Corp.
6.50%, 8/15/10 (a)	750	697,500
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	2,035	1,940,655
7.875%, 5/01/12 (a)	2,500	2,523,735
Stater Brothers Holdings
8.125%, 6/15/12 (a)	1,331	1,324,345
Station Casinos, Inc.
6.625%, 3/15/18 (a)	1,755	772,200
6.875%, 3/01/16 (a)	1,500	682,500
Sun Healthcare Group, Inc.
9.125%, 4/15/15 (a)	700	696,500
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	1,143	1,168,717
10.25%, 8/15/15 (a)	200	203,000

Teco Finance, Inc.
6.572%, 11/01/17 (a)	2,048	2,018,687
7.00%, 5/01/12 (a)	2,952	3,081,962
Telcordia Technologies , Inc.
10.00%, 3/15/13 (a)(b)	950	774,250
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	865	813,100
9.875%, 7/01/14 (a)	83	83,415
Tenneco, Inc.
8.625%, 11/15/14 (a)	500	420,000
Terex Corp.
8.00%, 11/15/17 (a)	1,046	1,022,465
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(b)(h)	1,000	880,000
Tesoro Corp.
6.25%, 11/01/12 (a)	2,070	1,888,875
6.50%, 6/01/17 (a)	409	347,650
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(b)	504	504,000
Ticketmaster
10.75%, 8/01/16 (a)(b)	400	414,000
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	1,196	1,213,940
Time Warner, Inc.
7.70%, 5/01/32 (a)	2,500	2,497,923
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	1,900	1,593,684
Toys R US, Inc.
7.375%, 10/15/18 (a)	1,200	870,000
Travelport LLC
9.875%, 9/01/14 (a)	1,200	1,008,000
Trimas Corp.
9.875%, 6/15/12 (a)	1,250	1,103,125
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	976	934,520
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/01/12 (a)	1,000	620,000
Tropicana Entertainment LLC
9.625%, 12/15/14 (g)	750	202,500
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (a)	730	359,525
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(b)	2,300	1,978,000
Turner Broadcasting System, Inc.
8.375%, 7/01/13 (a)	1,973	2,117,285

Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 - 9/15/14 (a)(b)	754	721,840
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,380	1,091,303
Series Q
6.50%, 11/15/24 (a)	1,007	738,768
Tyco International Group SA
6.00%, 11/15/13 (a)	6,350	6,176,918
Union Carbide Corp.
7.75%, 10/01/96 (a)	2,500	2,250,000
Unisys Corp.
8.00%, 10/15/12 (a)	1,100	937,750
United Rentals North America, Inc.
6.50%, 2/15/12 (a)	500	451,250
7.75%, 11/15/13 (a)	1,500	1,207,500
United States Steel Corp.
6.65%, 6/01/37 (a)	3,300	2,743,485
Universal City Development Partners
11.75%, 4/01/10 (a)	480	489,600
Universal Hospital Services, Inc.
6.303%, 6/01/15 (a)(e)	500	465,000
Univision Communications, Inc.
7.85%, 7/15/11 (a)	531	489,847
US Shipping Partners LP Shipping Finance Corp.
13.00%, 8/15/14 (a)	700	399,000
Vanguard Health Holding Co.
11.25%, 10/01/15 (a)(d)	1,350	1,188,000
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)	422	397,735
Verizon New York, Inc.
Series B
7.375%, 4/01/32 (a)	2,290	2,219,821
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B
11.375%, 8/01/16 (a)	700	588,000
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)	579	489,255
Visant Corp.
7.625%, 10/01/12 (a)	968	938,960
Visant Holding Corp.
8.75%, 12/01/13 (a)	500	476,250
Visteon Corp.
7.00%, 3/10/14 (a)	1,738	864,655
Washington Mutual, Inc.
5.25%, 9/15/17 (a)	2,767	1,743,210

WCI Communities, Inc.
6.625%, 3/15/15 (a)(g)	750	262,500
West Corp.
9.50%, 10/15/14 (a)	461	396,460
11.00%, 10/15/16 (a)	500	397,500
Weyerhaeuser Co.
7.375%, 3/15/32 (a)	1,408	1,342,803
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	1,890	812,700
Williams Co., Inc.
7.625%, 7/15/19 (a)	1,448	1,520,400
7.875%, 9/01/21 (a)	374	397,375
Windstream Corp.
8.125%, 8/01/13 (a)	1,827	1,845,270
8.625%, 8/01/16 (a)	294	297,675
WMG Holdings Corp.
9.50%, 12/15/14 (a)(d)	2,168	1,289,960
WR Berkley Corp.
5.60%, 5/15/15 (a)	3,500	3,377,556
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	1,319	1,193,695
Xcel Energy, Inc.
6.50%, 7/01/36 (a)	3,300	3,154,486
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)	776	776,000

		417,029,951

Total Corporate Bonds (cost $604,548,030)		541,190,872

SOVEREIGN BONDS - 18.0%
Argentina - 1.2%
Argentina Bonos
7.00%, 10/03/15 (a)	2,295	1,515,470
Republic of Argentina
3.127%, 8/03/12 (a)(e)	2,406	1,948,909
8.28%, 12/31/33 (k)	9,176	7,088,095
Series V
7.00%, 3/28/11 (a)	1,120	963,542

		11,516,016

Brazil - 1.5%
Republic of Brazil
7.125%, 1/20/37 (a)	12,661	13,958,753

Colombia - 0.6%
Republic of Colombia
7.375%, 9/18/37 (a)	5,150	5,626,375

Dominican Republic - 0.4%
Dominican Republic
8.625%, 4/20/27 (a)(b)	1,223	1,195,483
Dominican Republic STP
Zero Coupon, 8/04/08 (a)(b)	1,583	1,493,402
Zero Coupon, 7/23/09 (a)(b)	816	678,721

		3,367,606

Ecuador - 1.0%
Republic of Ecuador
9.375%, 12/15/15 (a)(b)	5,616	5,587,920
10.00%, 8/15/30 (a)(b)(f)	4,215	3,877,800

		9,465,720

El Salvador - 0.3%
Republic of El Salvador
7.625%, 9/21/34 (a)(b)	872	878,540
7.65%, 6/15/35 (a)(b)	1,711	1,669,936

		2,548,476

Indonesia - 1.5%
Indonesia - Recap Linked Note
11.00%, 10/15/14 - 10/22/14 (a)	1,543	1,406,097
12.90%, 6/17/22 (a)(b)	1,930	1,986,356
Indonesia Government International Bond
7.75%, 1/17/38 (a)(b)	2,447	2,425,589
Republic of Indonesia
6.625%, 2/17/37 (a)(b)	2,560	2,241,300
6.875%, 3/09/17 - 1/17/18 (a)(b)	1,552	1,541,377
6.875%, 3/09/17 (b)(k)	1,900	1,890,501
7.50%, 1/15/16 (a)(b)	1,000	1,032,500
8.50%, 10/12/35 (a)(b)	1,645	1,760,150

		14,283,870

Jamaica - 0.1%
Government of Jamaica
9.25%, 10/17/25 (a)	202	212,100
10.625%, 6/20/17 (a)	835	951,900

		1,164,000

Lebanon - 0.5%
Lebanese Republic
7.875%, 5/20/11 (a)(b)	875	870,625
10.125%, 8/06/08 (a)(b)	3,048	3,048,000
11.625%, 5/11/16 (a)(b)	394	454,577

		4,373,202

Pakistan - 0.1%
Republic of Pakistan
6.875%, 6/01/17 (a)(b)	1,227	865,035

Panama - 1.7%
Republic of Panama
6.70%, 1/26/36 (a)	1,317	1,340,048
7.125%, 1/29/26 (a)	3,560	3,791,400
8.875%, 9/30/27 (a)	2,709	3,393,022
9.375%, 4/01/29 (a)	5,435	7,111,697

		15,636,167

Peru - 0.5%
Republic of Peru
7.35%, 7/21/25 (a)	987	1,117,778
8.75%, 11/21/33 (a)	2,738	3,573,090

		4,690,868

Philippines - 1.9%
Republic of Philippines
7.50%, 9/25/24 (a)	3,144	3,375,870
9.50%, 10/21/24 - 2/02/30 (a)	2,473	3,106,392
9.875%, 1/15/19 (k)	1,850	2,328,688
10.625%, 3/16/25 (a)	6,239	8,476,929

		17,287,879

South Africa - 1.1%
Republic of South Africa
5.875%, 5/30/22 (a)	11,002	10,341,880

Turkey - 2.3%
Republic of Turkey
6.875%, 3/17/36 (a)	7,016	6,445,950
7.00%, 6/05/20 (a)	3,400	3,332,000
7.375%, 2/05/25 (a)	10,649	10,609,066
9.50%, 1/15/14 (a)	641	729,138

		21,116,154

Ukraine - 0.3%
Government of Ukraine
6.385%, 6/26/12 (a)(b)	750	706,875
6.58%, 11/21/16 (a)(b)	1,368	1,212,390
7.65%, 6/11/13 (a)(b)	729	712,597

		2,631,862

Uruguay - 0.6%
Republic of Uruguay
7.625%, 3/21/36 (a)	550	547,250
7.875%, 1/15/33 (a)(h)	1,377	1,401,535
9.25%, 5/17/17 (a)	2,814	3,334,590

		5,283,375

Venezuela - 2.4%
Republic of Venezuela
5.75%, 2/26/16 (a)	5,477	4,121,443
6.00%, 12/09/20 (a)	6,959	4,696,988
7.00%, 3/31/38 (a)	1,181	794,222
7.00%, 12/01/18 (a)(b)	4,632	3,589,800
7.65%, 4/21/25 (a)	5,588	4,288,790
9.25%, 9/15/27 (k)	2,802	2,552,622
9.375%, 1/13/34 (a)	3,019	2,588,792

		22,632,657

Total Sovereign Bonds (cost $170,249,859)		166,789,895

TREASURY BONDS - 10.2%
Brazil - 3.2%
Republic of Brazil
10.25%, 1/10/28 (a)	BRL	2,057	1,183,928
12.50%, 1/05/16 - 1/05/22 (a)		43,040	28,797,711

			29,981,639

Colombia - 0.4%
Republic of Colombia
12.00%, 10/22/15 (a)	COP	6,455,000	3,633,207

Malaysia - 0.5%
Malaysia Government Bond
Series 1/01
3.833%, 9/28/11 (a)	MYR	15,635	4,782,240

Mexico - 3.6%
Mexican Bonos
Series MI10
9.00%, 12/20/12 (a)	MXN	329,584	33,039,010

Peru - 2.5%
Peru Bono Soberano
6.90%, 8/12/37 (a)	PEN	3,145	1,099,139
7.84%, 8/12/20 (a)		1,530	546,070
8.20%, 8/12/26 (a)		27,770	10,156,648
Series 7
8.60%, 8/12/17 (a)		11,994	4,507,969
Peruvian Government International Bond
6.90%, 8/12/37 (a)(b)		20,000	6,298,684

			22,608,510

Total Treasury Bonds (cost $88,623,995)			94,044,606

NON-AGENCY FIXED RATE CMBS - 3.4%
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)	US$	5,320	4,965,442
Series 2006-C4, Class AM
5.509%, 9/15/39 (a)		5,600	4,977,034
Series 2008-C1, Class A2
6.219%, 2/15/41 (a)		7,800	7,776,039
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CB15, Class AM
5.855%, 6/12/43 (a)		670	613,800
Merrill Lynch Countrywide Commercial Mortgage
Series 2006-4, Class AM
5.204%, 12/12/49 (a)		7,600	6,619,168
Morgan Stanley Capital I
Series 2006-IQ12, Class AM
5.37%, 12/15/43 (a)		7,300	6,399,155

Total Non-Agency Fixed Rate CMBS (cost $31,344,921)			31,350,638

NON-INVESTMENT GRADE LOANS - 3.2%
United States - 3.2%
Alltel Corp.
5.564%, 5/15/15 (c)	1,492	1,474,989
Aramark Corp.
2.02%-2.44%, 1/27/14 (c)	45	42,628
4.676%, 1/27/14 (c)	705	671,603
Ashmore Energy International
2.70%, 3/30/12 (c)	118	108,207
5.80%, 3/30/14 (c)	862	789,150
Asurion Corp.
5.784%, 7/03/14 (c)	1,000	937,500
Carestream Health, Inc.
4.46%-4.80%, 4/30/13 (c)	951	840,307
Celanese US Holdings LLC
4.283%, 4/02/14 (c)	995	933,135
Charter Communications Operating LLC
4.67%-4.80%, 2/14/14 (c)	997	873,805
8.50%, 3/06/14 (c)	1,247	1,227,723
Chrysler Financial Services Americas LLC
6.78%, 8/03/12 (c)	748	614,525
CSC Holdings, Inc. (Cablevision)
4.206%, 3/29/13 (c)	1,244	1,176,097
First Data Corp.
5.55%, 9/24/14 (c)	1,492	1,370,590
FirstLight Power Resources, Inc.
5.31%, 11/01/13 (c)	500	475,835
7.312%, 5/01/14 (c)	1,000	897,500
Ford Motor Co.
5.46%, 12/16/13 (c)	1,244	978,023
Freescale Semiconductor, Inc.
4.22%, 11/29/13 (c)	1,247	1,121,865
Graham Packaging
4.88%-5.06%, 10/07/11 (c)	995	947,333
Graphic Packaging Holding Co.
5.54%-5.88%, 5/16/14 (c)	1,244	1,195,169
Harrah’s Operating Co., Inc.
5.80%, 1/28/15 (c)	1,496	1,321,383
HCA, Inc.
5.05%, 11/18/13 (c)	1,741	1,636,692
Hexion Specialty
5.06%, 5/06/13 (c)	995	866,828
IDEARC, Inc. (Verizon)
4.47%-4.80%, 11/17/14 (c)	1,492	1,106,095

Landsource Communities
4.90%, 2/27/13 (c)(g)	1,092	732,211
Sabre, Inc.
4.48%-4.90%, 9/30/14 (c)	1,250	978,125
Sungard Data Systems, Inc.
4.507%, 2/28/14 (c)	746	703,618
Thomson Learning
4.98%, 7/03/14 (c)	1,244	1,099,001
TXU Corp.
5.96%-6.48%, 10/10/14 (c)	1,741	1,634,752
Univision Communications, Inc.
4.73%-5.15%, 9/29/14 (c)	1,250	1,016,800
West Corp.
8.50%, 10/24/13 (c)	1,247	1,235,965
Wide Open West Finance LLC
5.15%-5.31%, 6/30/14 (c)	1,000	885,000

Total Non-Investment Grade Loans (cost $29,628,119)		29,892,454

	Shares

PREFERRED STOCKS - 2.9%
Capital One Capital II
7.50% (a)	130,000	2,366,000
Centaur Funding Corp.
9.08% (a)(b)	20,280	20,165,925
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)(c)	11,250	190,688
Federal National Mortgage Association
8.25% (a)	51,350	862,166
Royal Bank of Scotland Group PLC
Series N
6.35% (a)	100,000	1,705,000
Santander Finance Preferred SA Unipersonal
6.80% (a)	67,000	1,360,770
Sovereign REIT
12.00% (a)(b)	501	455,910

Total Preferred Stocks (cost $29,902,193)		27,106,459

		Principal Amount (000)
HOME EQUITY LOANS - FLOATING RATES - 1.0%
United States - 1.0%
Countrywide Asset-Backed Certificates
Series 2006-S5, Class A1
2.571%, 6/25/35 (a)(e)	US$	224	185,588
Series 2007-S2, Class A1
2.601%, 5/25/37 (a)(e)		3,623	3,079,720
Countrywide Asset-Backed Certificates FRN
Series 2006-S10, Class A1
2.571%, 10/25/36 (a)(e)		2,006	1,805,444
GMAC Mortgage Corp. Loan Trust FRN
Series 2006-HE5, Class 2A1
2.531%, 2/25/37 (a)(e)		4,234	3,834,819

Total Home Equity Loans - Floating Rates (cost $8,926,626)			8,905,571

QUASI-SOVEREIGN BONDS - 0.9%
Russia - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		2,610	2,333,340
7.125%, 1/14/14 (a)(b)		4,785	4,717,531

			7,050,871

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)(b)		2,575	1,716,238

Total Quasi-Sovereign Bonds (cost $9,141,630)			8,767,109

EMERGING MARKETS - TREASURIES - 0.8%
Colombia - 0.1%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	726,000	345,439

Turkey - 0.7%
Turkey Government Bond
16.00%, 3/07/12 (a)	TRY	8,357	6,797,537

Total Emerging Markets - Treasuries (cost $6,886,579)			7,142,976

SOVEREIGN AGENCIES - 0.5%
Indonesia - 0.0%
Majapahit Holding BV
7.875%, 6/29/37 (a)(b)	US$	200	162,000

Kazakhstan - 0.5%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)(b)		4,530	4,614,938

Total Sovereign Agencies (cost $4,730,203)			4,776,938

INFLATION-LINKED SECURITIES - 0.5%
Brazil - 0.3%
Unibanco Grand Cayman
8.70%, 2/11/10 (a)(b)	BRL	3,586	2,171,129

Uruguay - 0.2%
Republic of Uruguay
3.70%, 6/26/37 (a)	UYU	44,825	2,075,768

Total Inflation-Linked Securities (cost $3,553,708)			4,246,897

		Shares
WARRANTS - 0.1%
Central Bank of Nigeria, expiring 11/15/20 (l)		2,500	545,000

Republic of Venezuela, expiring 4/15/20 (l)		48,195	0

Total Warrants (cost $0)			545,000

		Principal Amount (000)
REGIONAL BONDS - 0.0%
Colombia - 0.0%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(b)
(cost $521,359)	COP	1,142,000	507,416

		Shares
COMMON STOCKS - 0.0%
United States - 0.0%
Phase Metrics (i)(l)
(cost $1,258,040)		126,418	1,264

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Agency Discount Notes - 0.4%
Federal Home Loan Bank Discount Notes
2.23%-2.39%, 8/27/08
(cost $3,694,001)	US$	3,700	3,694,417

Total Investments - 100.5%
(cost $993,009,263)			928,962,512
Other assets less liabilities - (0.5)%			(4,786,408)

Net Assets - 100.0%			$924,176,104

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	$7,110	3.09%	8/20/10	$452,165
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	1,410	4.95	3/20/09	48,206
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	4,560	1.04	10/20/10	(36,383)
JPMorgan Chase (Petroleos De Venezuela 6.62% 4/12/37)	9,370	6.62	5/20/09	249,047

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Brazilian Real settling 8/04/08	9,376	$5,855,304	$5,979,300	$123,996
Brazilian Real settling 8/04/08	9,879	6,231,364	6,300,157	68,793
Mexican Nuevo Peso settling 8/25/08	55,807	5,415,061	5,537,898	122,837

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
South African Rand settling 8/19/08	19,765	$2,584,651	$2,694,132	$109,481

Sale Contracts:
Brazilian Real settling 8/04/08	27,621	17,208,318	17,615,096	(406,778)
Euro settling 9/29/08	1,686	2,635,396	2,630,242	5,154
Mexican Nuevo Peso settling 8/25/08	232,351	22,380,828	23,056,866	(676,038)
South African Rand settling 8/19/08	19,765	2,498,163	2,680,325	(182,162)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
ABN AMRO	2.00%	8/05/08	$1,943,274
ABN AMRO	2.00	12/31/08	2,687,746
ABN AMRO	2.35	12/31/08	6,819,680
UBS AG London	1.75	12/31/08	2,285,234

			$13,735,934

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $879,854,436.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate market value of these securities amounted to $198,257,227 or 21.5% of net assets.
(c)	Variable rate coupon, rate shown as of July 31, 2008.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Floating Rate Security. Stated interest rate was in effect at July 31, 2008.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2008.
(g)	Security is in default and is non-income producing.
(h)	Pay-In-Kind Payments (PIK).
(i)	Illiquid security, valued at fair value. (See Note A)
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of July 31, 2008, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	2/10/99-5/31/05	$7,530,199	$78,055	0.01%

(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $13,859,905.
(l)	Non-income producing security.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2008, the fund’s total exposure to subprime investments was 0.35%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso

Glossary:
STP☐	-	Structured Product

Country Breakdown *

July 31, 2008 (unaudited)

Summary
52.9%	United States
5.5%	Brazil
4.9%	Russia
3.6%	Mexico
3.0%	Peru
3.0%	Turkey
2.7%	Canada
2.6%	Venezuela
2.2%	Cayman Islands
1.9%	Philippines
1.7%	Panama
1.6%	Japan
1.5%	Indonesia
12.5%	Other
0.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of July 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Argentina, Belgium, Bermuda, Colombia, Dominican Republic, Ecuador, El Salvador, France, Germany, Hong Kong, India, Ireland, Italy, Jamaica, Kazakhstan, Lebanon, Luxembourg, Malaysia, Netherlands, Nigeria, Pakistan, Singapore, South Africa, Spain, Switzerland, Ukraine, United Kingdom and Uruguay.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 3, 2008

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